Earnings per share	9 Months Ended
Sep. 30, 2022
Earnings per share
Earnings per share:

4. Earnings per Share:

Weighted average number of common shares outstanding:

	Three months		Nine months
	ended September 30,		ended September 30,
	2022	2021	2022	2021
Issued common shares at beginning of period	91,265,140	83,730,875	85,545,875	77,961,151
Effect of shares issued	-	20,707	3,710,562	3,130,375
Weighted average number of common shares outstanding – basic	91,265,140	83,751,582	89,256,437	81,091,526

Weighted average number of shares outstanding – diluted	91,265,140	83,751,582	89,256,437	81,091,526

There is no difference in diluted as compared to basic earnings per share for the period when the company has a net loss as the impact would be antidilutive.